SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and Cash Equivalents	$ 34,284	$ 46,821
Accounts Receivable, Net	16,380	11,280
Allowance for doubtful accounts		0
FDIC insured amount	250,000
Cash in excess of FDIC insurance	$ 0	$ 0